OPTIONS (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Weighted average exercise price, excercised	$ 0	$ 0.30
Weighted average life remaining, excercised		1 month 28 days
Weighted average life remaining, ending	6 months 29 days	1 year
Executive Officers
Statement [Line Items]
Outstanding options	5,100,000	5,300,000
Options exercisable		(200,000)
Option ending balance	$ 0	$ 5,100,000
Weighted average exercise price	$ 0.31	$ 0.31
Expired	(5,100,000)
Weighted average life remaining		1 month 23 days
Weighted average exercise price, beginning		$ 0.31
Weighted average exercise price, excercised		0.25
Weighted average exercise price, expired		0.31
Weighted average exercise price, ending	$ 0.31	$ 0
Weighted average life remaining, beginning		1 year 9 months 7 days
Weighted average life remaining, excercised		19 days
Weighted average life remaining, ending		23 days